Stock-based Compensation Plans - Directors' DSU Plan (Details) - Director - DSUs shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of units (thousands)
DSUs outstanding, beginning of year (shares)	147	165
Granted (shares)	30	25
Notional dividends reinvested (shares)	6	6
Paid out (shares)	0	(49)
DSUs outstanding, end of year (shares)	183	147